Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (39,503)	$ (57,487)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash expense for in-process research and development acquired	0	28,336
Depreciation and amortization expense	631	770
Non-cash lease expense	5,135	2,501
Stock/equity-based compensation expense	5,290	2,266
Other non-cash expense	58	0
Accretion of discounts on marketable securities	(9)	(6)
Non-cash interest expense	527	535
Gain on debt extinguishment	(1,134)	0
Change in fair value of preferred unit warrant liability	0	(72)
Loss on assets held-for-sale	63
(Gain) on sale of property and equipment	0	(2)
Changes in operating assets and liabilities, excluding the effect of acquisition:
Accounts receivable	(5,000)
Prepaid expenses and other current assets	1,057	(1,497)
Deposits	20	(346)
Operating lease liabilities	(4,468)	(1,688)
Accounts payable	(5,545)	2,802
Accrued expenses and other current liabilities	(2,994)	(2,154)
Deferred revenue	(3,043)	8,104
Net cash used in operating activities	(48,915)	(17,938)
Cash flows from investing activities:
Purchases of marketable securities	(11,267)	(4,495)
Proceeds from sales and maturities of marketable securities	14,375	1,350
Purchases of property and equipment	(138)	(246)
Proceeds from assets held-for-sale	123
Proceeds from sale of property and equipment		13
Cash, cash equivalents, and restricted cash acquired in connection with the Merger		35,939
Merger transaction costs		(1,520)
Net cash provided by (used in) investing activities	3,093	31,041
Cash flows from financing activities:
Proceeds from issuance of Class C preferred units, net of offering costs paid		21,235
Proceeds from private placement of common stock, net of issuance costs		33,597
Proceeds from Paycheck Protection Program loan		1,123
Proceeds from at the market offering, net of issuance costs	1,419
Proceeds from exercise of stock options	84
Payments of principal portion of long-term debt	(2,267)
Payments of debt issuance costs related to long-term debt	(103)	(72)
Payments of finance lease obligations	(166)	(347)
Net cash provided by (used in) financing activities	(1,033)	55,536
Net (decrease) increase in cash, cash equivalents and restricted cash	(46,855)	68,639
Cash, cash equivalents and restricted cash at beginning of period	82,885	14,246
Cash, cash equivalents and restricted cash at end of period	36,030	82,885
Supplemental cash flow information:
Cash paid for interest	1,298	1,287
Supplemental disclosure of noncash investing and financing activities:
Additions to property and equipment under finance lease		102
Merger transaction costs included in accounts payable and accrued expenses		1,169
Offering costs included in accounts payable		1,993
Operating lease liabilities arising from obtaining right-of-use assets	0	10,219
Fair value of net assets acquired in the Merger, excluding cash, cash equivalents and restricted cash acquired		24,662
Conversion of preferred units to common stock		104,237
Conversion of preferred unit warrants into common stock warrants		$ 189